April 27, 2009

STRATEGIC FUNDS, INC.: -Dreyfus U.S. Equity Fund

Supplement to Prospectus dated April 1, 2009

     The following information supersedes and replaces the information contained in the fourth paragraph of the section of the Fund’s Prospectus entitled “Management — Investment Adviser:”

Investment decisions for the fund are made by a team of portfolio managers which has managed the fund since the fund’s inception. Ms. Jane Henderson and Mr. Roy Leckie, directors of Walter Scott and co-chairs of the firm’s Investment Management Group which directs the firm’s investment activities and its team of investment managers, are the investment directors that lead the investment team with responsibility for the fund’s portfolio. Ms. Henderson joined Walter Scott in 1995 and heads its North American investment team. Mr. Roy Leckie also joined Walter Scott in 1995, and he heads its Asian and Emerging Markets investment team. Dr. Ken Lyall, Chairman of Walter Scott, also is a team member and a member of the firm’s investment management group, having joined Walter Scott in 1983.

April 27, 2009

STRATEGIC FUNDS, INC.: -Global Stock Fund

Supplement to Prospectus dated April 1, 2009

     The following information supersedes and replaces the information contained in the fourth paragraph of the section of the Fund’s Prospectus entitled “Management — Investment Adviser:”

Investment decisions for the fund are made by a team of portfolio managers which has managed the fund since the fund’s inception. Ms. Jane Henderson and Mr. Roy Leckie, directors of Walter Scott and co-chairs of the firm’s Investment Management Group which directs the firm’s investment activities and its team of investment managers, are the investment directors that lead the investment team with responsibility for the fund’s portfolio. Ms. Henderson joined Walter Scott in 1995 and heads its North American investment team. Mr. Roy Leckie also joined Walter Scott in 1995, and he heads its Asian and Emerging Markets investment team. Dr. Ken Lyall, Chairman of Walter Scott, also is a team member and a member of the firm’s investment management group, having joined Walter Scott in 1983.

April 27, 2009

STRATEGIC FUNDS, INC.: -International Stock Fund

Supplement to Prospectus dated April 1, 2009

     The following information supersedes and replaces the information contained in the fourth paragraph of the section of the Fund’s Prospectus entitled “Management — Investment Adviser:”

Investment decisions for the fund are made by a team of portfolio managers which has managed the fund since the fund’s inception. Ms. Jane Henderson and Mr. Roy Leckie, directors of Walter Scott and co-chairs of the firm’s Investment Management Group which directs the firm’s investment activities and its team of investment managers, are the investment directors that lead the investment team with responsibility for the fund’s portfolio. Ms. Henderson joined Walter Scott in 1995 and heads its North American investment team. Mr. Roy Leckie also joined Walter Scott in 1995, and he heads its Asian and Emerging Markets investment team. Dr. Ken Lyall, Chairman of Walter Scott, also is a team member and a member of the firm’s investment management group, having joined Walter Scott in 1983.